SCHEDULE OF NET OPERATING LOSSES AND TAX CREDIT CARRYFORWARDS (Details)	Dec. 31, 2025 USD ($)
Income Tax Disclosure [Abstract]
Net operating losses, federal	$ 22,503,903
Net operating losses, state	6,438,506
Capital loss carryforward	$ 1,029,745